EMPLOYEE BENEFIT PLANS (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock Units
Restricted stock unit activity
Unvested at the beginning of the period (in shares)	6,321,270	4,806,441	8,670,318
Granted (in shares)	4,553,399	5,139,299	542,324
Vested (in shares)	(2,889,882)	(2,500,853)	(4,069,831)
Forfeited (in shares)	(275,561)	(1,123,617)	(336,370)
Unvested at the end of the period (in shares)	7,709,226	6,321,270	4,806,441
Weighted Average Grant Date Fair Value Per Unit
Unvested at the beginning of the period (in dollars per share)	$ 5.14	$ 5.82	$ 6.04
Granted (in dollars per share)	$ 6.76	$ 5.03	$ 2.35
Vested (in dollars per share)	$ 4.98	$ 5.70	$ 5.84
Forfeited (in dollars per share)	$ 5.93	$ 6.26	$ 5.59
Unvested at the end of the period (in dollars per share)	$ 6.13	$ 5.14	$ 5.82
Other Disclosures
Vesting period (in years)	3 years
Unrecognized compensation costs	$ 29,000,000	$ 19,000,000
Period for recognition of unrecognized compensation costs (in years)	2.1
Restricted Stock Units | Restricted stock units subject to time-vesting
Restricted stock unit activity
Granted (in shares)	3,529,448	4,081,030
Restricted Stock Units | Performance-based restricted stock units to certain of our senior officers
Restricted stock unit activity
Granted (in shares)	755,436	832,030
Other Disclosures
Vesting period (in years)	3 years	3 years
Restricted Stock Units | Restricted stock units vested to directors
Restricted stock unit activity
Granted (in shares)	268,515	226,239
Other Disclosures
Vesting period (in years)		3 years
Employee Stock Purchase Plan
Employee Stock Purchase Plan
Number of shares authorized under plan	20,250,000
Shares available under the plan	2,651,815
Percentage of closing price at which shares are purchased by participant	95.00%
Requisite holding period for shares issued under plan (in years)	1
Fair market value per employee per year	$ 25,000
Employee stock purchase plan activity
Number of shares	749,637	771,319	1,715,591
Weighted average price (in dollars per share)	$ 5.36	$ 4.93	$ 1.34
Employee Stock Purchase Plan | Minimum
Employee Stock Purchase Plan
Base earnings elected to be withheld each quarter by eligible employees to purchase shares of the entity's common stock (as a percent)	1.00%
Employee Stock Purchase Plan | Maximum
Employee Stock Purchase Plan
Base earnings elected to be withheld each quarter by eligible employees to purchase shares of the entity's common stock (as a percent)	10.00%